REVENUES - Segment Revenue By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 9,622	$ 9,530	$ 9,901
Other revenues	27	76	2
Total revenues	9,649	9,606	9,903
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,709	5,743	5,806
Other revenues	27	74	2
Total revenues	5,736	5,817	5,808
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,274	3,270	3,350
Other revenues	0	2	0
Total revenues	3,274	3,272	3,350
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	639	517	745
Other revenues	0	0	0
Total revenues	$ 639	$ 517	$ 745